Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Cash flows from operating activities
Net income		$ 3,649	$ 4,253	$ 6,863	$ 8,348
Adjustments for non-cash items and others
Provision for credit losses		600	(342)	1,132	(237)
Depreciation		314	314	628	627
Deferred income taxes		(112)	418	(351)	645
Amortization and impairment of other intangibles		392	340	772	679
Net changes in investments in joint ventures and associates		(11)	(24)	(40)	(52)
Losses (Gains) on investment securities		(111)	(23)	(164)	(38)
Losses (Gains) on disposition of businesses			(89)		(89)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities		140	(900)	732	(743)
Net change in accrued interest receivable and payable		1,555	(68)	1,952	(79)
Current income taxes		(314)	(372)	591	(3,090)
Derivative assets		5,971	(63,885)	30,127	(60,663)
Derivative liabilities		(7,184)	63,439	(29,183)	60,102
Trading securities		9,310	5,759	11,998	(4,526)
Loans, net of securitizations		(7,726)	(34,093)	(12,430)	(56,957)
Assets purchased under reverse repurchase agreements and securities borrowed		(6,860)	(4,572)	(17,394)	(8,795)
Obligations related to assets sold under repurchase agreements and securities loaned		1,191	14,329	17,611	17,137
Obligations related to securities sold short		801	(2,080)	537	1,623
Deposits, net of securitizations		6,211	9,358	22,356	51,369
Brokers and dealers receivable and payable		(2,198)	(914)	(3,169)	1,099
Other		4,689	9,889	(4,402)	2,811
Net cash from (used in) operating activities		10,307	737	28,166	9,171
Cash flows from investing activities
Change in interest-bearing deposits with banks		11,615	(5,409)	7,949	10,809
Proceeds from sales and maturities of investment securities		42,915	24,394	77,197	47,495
Purchases of investment securities		(48,318)	(27,559)	(88,833)	(56,223)
Net acquisitions of premises and equipment and other intangibles		(707)	(553)	(1,405)	(1,143)
Net proceeds from (cash transferred for) dispositions			95		95
Net cash from (used in) investing activities		5,505	(9,032)	(5,092)	1,033
Cash flows from financing activities
Issuance of subordinated debentures				1,500	1,000
Repayment of subordinated debentures				(60)
Issue of common shares, net of issuance costs		20	7	42	38
Common shares purchased for cancellation			(1,892)		(3,106)
Issue of preferred shares and other equity instruments, net of issuance costs					749
Redemption of preferred shares and other equity instruments			(155)		(155)
Sales of treasury shares and other equity instruments		1,447	1,343	2,466	3,015
Purchases of treasury shares and other equity instruments		(1,199)	(1,431)	(2,258)	(3,102)
Dividends paid on shares and distributions paid on other equity instruments		(1,252)	(1,756)	(3,093)	(3,364)
Dividends/distributions paid to non-controlling interests		(9)	(1)	(16)	(2)
Change in short-term borrowings of subsidiaries		(2,109)	1	2,382	1
Repayment of lease liabilities		(163)	(154)	(329)	(317)
Net cash from (used in) financing activities		(3,265)	(4,038)	634	(5,243)
Effect of exchange rate changes on cash and due from banks		375	(2,901)	3,094	(2,878)
Net change in cash and due from banks		12,922	(15,234)	26,802	2,083
Cash and due from banks at beginning of period	[1]	86,277	131,163	72,397	113,846
Cash and due from banks at end of period	[1]	99,199	115,929	99,199	115,929
Cash flows from operating activities include:
Amount of interest paid		11,796	1,757	23,022	3,528
Amount of interest received		19,064	6,775	36,556	13,601
Amount of dividends received		788	678	1,620	1,545
Amount of income taxes paid		$ 972	$ 1,657	$ 2,408	$ 5,336

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at April 30, 2023 (January 31, 2023 – $2 billion; October 31, 2022 – $2 billion; April 30, 2022 – $2 billion; October 31, 2021 – $2 billion).